Schedule of Investments(a)
Invesco PureBetaSM MSCI USA ETF (PBUS)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-8.68%
Activision Blizzard, Inc.(b)	47,330	$3,795,866
Alphabet, Inc., Class A(b)	378,358	46,488,848
Alphabet, Inc., Class C(b)	341,208	42,094,831
AT&T, Inc.	452,963	7,125,108
Charter Communications, Inc., Class A(b)(c)	6,241	2,035,502
Comcast Corp., Class A	267,227	10,515,382
Electronic Arts, Inc.	17,420	2,229,760
Fox Corp., Class A	19,213	599,446
Fox Corp., Class B	9,211	269,053
Interpublic Group of Cos., Inc. (The)(c)	24,728	919,634
Liberty Broadband Corp., Class C(b)	7,689	569,755
Liberty Global PLC, Class A (United Kingdom)(b)	10,434	170,074
Liberty Global PLC, Class C (United Kingdom)(b)(c)	16,595	282,447
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	12,514	880,986
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	10,359	289,638
Live Nation Entertainment, Inc.(b)	10,298	823,222
Match Group, Inc.(b)	17,745	612,203
Meta Platforms, Inc., Class A(b)	140,695	37,244,780
Netflix, Inc.(b)	28,308	11,188,171
News Corp., Class A	24,090	441,088
Omnicom Group, Inc.	12,795	1,128,391
Paramount Global, Class B(c)	31,039	472,103
Pinterest, Inc., Class A(b)	37,798	904,884
Roblox Corp., Class A(b)	26,698	1,117,578
Roku, Inc., Class A(b)(c)	7,680	446,976
Sirius XM Holdings, Inc.(c)	49,249	175,326
Snap, Inc., Class A(b)	63,233	644,977
Take-Two Interactive Software, Inc.(b)	10,715	1,475,777
T-Mobile US, Inc.(b)	38,274	5,253,107
Trade Desk, Inc. (The), Class A(b)	28,287	1,982,353
Verizon Communications, Inc.	267,089	9,516,381
Walt Disney Co. (The)(b)	116,049	10,207,670
Warner Bros Discovery, Inc.(b)	146,580	1,653,422
ZoomInfo Technologies, Inc., Class A(b)(c)	17,969	444,373
		203,999,112
Consumer Discretionary-10.34%
Advance Auto Parts, Inc.	3,787	276,034
Airbnb, Inc., Class A(b)(c)	26,261	2,882,670
Amazon.com, Inc.(b)	586,480	70,717,758
Aptiv PLC(b)	17,211	1,515,945
Aramark(c)	14,894	588,015
AutoZone, Inc.(b)	1,169	2,790,216
Bath & Body Works, Inc.	13,806	486,523
Best Buy Co., Inc.	12,466	905,904
Booking Holdings, Inc.(b)	2,392	6,000,978
BorgWarner, Inc.	14,865	658,966
Burlington Stores, Inc.(b)	4,137	622,453
Caesars Entertainment, Inc.(b)	13,634	559,130
CarMax, Inc.(b)(c)	10,132	731,632
Carnival Corp.(b)(c)	63,632	714,587
Chewy, Inc., Class A(b)(c)	6,019	177,500
Chipotle Mexican Grill, Inc.(b)	1,754	3,642,164
D.R. Horton, Inc.	19,633	2,097,590
Darden Restaurants, Inc.(c)	7,682	1,217,751
Deckers Outdoor Corp.(b)	1,674	795,150
Dick’s Sporting Goods, Inc.	3,942	502,644
Domino’s Pizza, Inc.	2,266	656,800
	Shares	Value
Consumer Discretionary-(continued)
DoorDash, Inc., Class A(b)(c)	16,182	$1,056,523
eBay, Inc.	34,106	1,450,869
Etsy, Inc.(b)	7,998	648,238
Expedia Group, Inc.(b)	9,391	898,813
Ford Motor Co.	249,598	2,995,176
Garmin Ltd.	9,723	1,002,928
General Motors Co.	88,595	2,871,364
Genuine Parts Co.	8,969	1,335,753
Hasbro, Inc.	8,327	494,207
Hilton Worldwide Holdings, Inc.	16,885	2,298,386
Home Depot, Inc. (The)	64,330	18,234,339
Hyatt Hotels Corp., Class A	3,016	324,160
Las Vegas Sands Corp.(b)	21,845	1,204,315
Lear Corp.	3,739	458,626
Lennar Corp., Class A	16,190	1,734,273
LKQ Corp.	16,980	895,695
Lowe’s Cos., Inc.	37,884	7,619,609
Lucid Group, Inc.(b)(c)	40,701	315,840
lululemon athletica, inc.(b)(c)	7,386	2,451,635
Marriott International, Inc., Class A	16,679	2,798,569
McDonald’s Corp.	46,376	13,222,261
MercadoLibre, Inc. (Brazil)(b)	2,878	3,565,842
MGM Resorts International	18,950	744,546
Mohawk Industries, Inc.(b)	3,438	316,434
NIKE, Inc., Class B	78,269	8,238,595
NVR, Inc.(b)	206	1,144,169
O’Reilly Automotive, Inc.(b)	3,911	3,532,845
Pool Corp.	2,482	784,883
PulteGroup, Inc.	14,249	941,574
Rivian Automotive, Inc., Class A(b)(c)	40,878	602,133
Ross Stores, Inc.	21,729	2,251,559
Royal Caribbean Cruises Ltd.(b)	14,588	1,181,190
Starbucks Corp.	73,010	7,128,696
Tesla, Inc.(b)	181,199	36,951,912
TJX Cos., Inc. (The)	73,217	5,622,333
Tractor Supply Co.	7,026	1,472,579
Ulta Beauty, Inc.(b)	3,189	1,306,948
Vail Resorts, Inc.	2,545	618,944
VF Corp.	20,843	358,917
Whirlpool Corp.	3,438	444,499
Wynn Resorts Ltd.	6,500	641,550
Yum! Brands, Inc.	17,794	2,289,910
		242,992,047
Consumer Staples-6.66%
Albertson’s Cos., Inc., Class A	18,229	371,142
Altria Group, Inc.	113,466	5,040,160
Archer-Daniels-Midland Co.	34,713	2,452,473
Brown-Forman Corp., Class B	19,689	1,216,190
Bunge Ltd.	9,521	882,025
Campbell Soup Co.	12,366	625,101
Church & Dwight Co., Inc.	15,493	1,432,328
Clorox Co. (The)	7,845	1,240,922
Coca-Cola Co. (The)	261,192	15,582,715
Colgate-Palmolive Co.	50,219	3,735,289
Conagra Brands, Inc.	30,420	1,060,745
Constellation Brands, Inc., Class A	10,543	2,561,633
Costco Wholesale Corp.	28,172	14,411,668
Darling Ingredients, Inc.(b)	10,154	643,561
Dollar General Corp.	13,919	2,798,972
Dollar Tree, Inc.(b)	14,056	1,895,873
Estee Lauder Cos., Inc. (The), Class A	14,689	2,703,217
General Mills, Inc.	37,312	3,140,178
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Hershey Co. (The)	9,340	$2,425,598
Hormel Foods Corp.	19,015	727,324
JM Smucker Co. (The)	6,776	993,294
Kellogg Co.	17,415	1,162,800
Keurig Dr Pepper, Inc.	58,074	1,807,263
Kimberly-Clark Corp.	21,459	2,881,515
Kraft Heinz Co. (The)	50,665	1,936,416
Kroger Co. (The)	43,209	1,958,664
Lamb Weston Holdings, Inc.	9,256	1,029,267
McCormick & Co., Inc.	15,923	1,365,079
Molson Coors Beverage Co., Class B	12,093	747,952
Mondelez International, Inc., Class A	86,595	6,356,939
Monster Beverage Corp.(b)	49,866	2,923,145
PepsiCo, Inc.	87,495	15,954,713
Philip Morris International, Inc.	98,601	8,875,076
Procter & Gamble Co. (The)	149,866	21,355,905
Sysco Corp.	32,202	2,252,530
Target Corp.	29,254	3,830,226
Tyson Foods, Inc., Class A	18,322	927,826
Walgreens Boots Alliance, Inc.	46,703	1,418,370
Walmart, Inc.	94,183	13,832,657
		156,556,751
Energy-4.09%
APA Corp.	19,759	627,941
Baker Hughes Co., Class A	64,279	1,751,603
Cheniere Energy, Inc.	15,468	2,161,962
Chesapeake Energy Corp.(c)	7,238	544,660
Chevron Corp.	114,340	17,221,891
ConocoPhillips	76,985	7,644,610
Coterra Energy, Inc.	48,804	1,134,693
Devon Energy Corp.	41,546	1,915,271
Diamondback Energy, Inc.	10,949	1,392,165
EOG Resources, Inc.	37,316	4,003,634
EQT Corp.	22,892	795,955
Exxon Mobil Corp.	257,868	26,348,952
Halliburton Co.	57,690	1,652,818
Hess Corp.	17,614	2,231,165
HF Sinclair Corp.	9,795	405,905
Kinder Morgan, Inc.	128,846	2,075,709
Marathon Oil Corp.	39,568	876,827
Marathon Petroleum Corp.	28,054	2,943,145
Occidental Petroleum Corp.	45,643	2,631,775
ONEOK, Inc.	28,394	1,608,804
Ovintiv, Inc.	15,774	521,646
Phillips 66	29,280	2,682,341
Pioneer Natural Resources Co.	14,848	2,961,285
Schlumberger N.V.	90,096	3,858,812
Targa Resources Corp.	13,614	926,433
Texas Pacific Land Corp.	394	513,658
Valero Energy Corp.	23,367	2,501,204
Williams Cos., Inc. (The)	77,415	2,218,714
		96,153,578
Financials-12.18%
Aflac, Inc.	36,916	2,370,376
Allstate Corp. (The)	16,718	1,813,067
Ally Financial, Inc.	17,198	458,671
American Express Co.	40,177	6,370,465
American Financial Group, Inc.	4,599	516,330
American International Group, Inc.	46,607	2,462,248
Ameriprise Financial, Inc.	6,680	1,993,780
Annaly Capital Management, Inc.(c)	31,374	592,341
	Shares	Value
Financials-(continued)
Aon PLC, Class A	13,032	$4,017,635
Apollo Global Management, Inc.	25,457	1,701,800
Arch Capital Group Ltd.(b)	23,664	1,649,381
Ares Management Corp., Class A(c)	10,064	876,474
Arthur J. Gallagher & Co.	13,599	2,724,288
Assurant, Inc.	3,380	405,566
Bank of America Corp.	457,342	12,709,534
Bank of New York Mellon Corp. (The)	51,087	2,053,697
Berkshire Hathaway, Inc., Class B(b)	82,468	26,478,825
BlackRock, Inc.	9,522	6,261,191
Blackstone, Inc., Class A(c)	44,872	3,842,838
Block, Inc., Class A(b)(c)	34,392	2,076,933
Brown & Brown, Inc.	15,293	953,213
Capital One Financial Corp.	24,263	2,528,447
Carlyle Group, Inc. (The)(c)	13,800	378,258
Cboe Global Markets, Inc.	6,709	888,406
Charles Schwab Corp. (The)	95,456	5,029,577
Chubb Ltd.	26,368	4,899,174
Cincinnati Financial Corp.	9,985	963,553
Citigroup, Inc.	123,650	5,480,168
Citizens Financial Group, Inc.	30,766	793,147
CME Group, Inc., Class A	22,848	4,084,080
Coinbase Global, Inc., Class A(b)(c)	10,496	652,851
Discover Financial Services	16,476	1,692,744
Equitable Holdings, Inc.	22,809	559,733
Erie Indemnity Co., Class A(c)	1,644	351,980
Everest Re Group Ltd.	2,724	926,214
FactSet Research Systems, Inc.	2,422	932,204
Fidelity National Financial, Inc.	16,430	560,920
Fidelity National Information Services, Inc.	37,699	2,057,234
Fifth Third Bancorp	43,107	1,046,207
First Citizens BancShares, Inc., Class A	690	860,568
First Horizon Corp.	34,043	350,983
Fiserv, Inc.(b)	39,586	4,441,153
FleetCor Technologies, Inc.(b)	4,451	1,008,374
Franklin Resources, Inc.(c)	18,963	455,302
Global Payments, Inc.	16,757	1,636,991
Globe Life, Inc.	5,857	604,325
Goldman Sachs Group, Inc. (The)	21,204	6,867,976
Hartford Financial Services Group, Inc. (The)	19,845	1,359,779
Huntington Bancshares, Inc.	91,664	945,056
Intercontinental Exchange, Inc.	35,564	3,768,006
Invesco Ltd.(d)	21,558	310,004
Jack Henry & Associates, Inc.	4,636	708,798
JPMorgan Chase & Co.	186,222	25,272,188
KeyCorp	59,282	553,694
KKR & Co., Inc., Class A	38,292	1,971,655
Loews Corp.	12,467	698,152
LPL Financial Holdings, Inc.	5,046	982,860
M&T Bank Corp.	10,675	1,272,033
Markel Group, Inc.(b)(c)	808	1,062,302
MarketAxess Holdings, Inc.(c)	2,385	649,698
Marsh & McLennan Cos., Inc.	31,515	5,457,768
Mastercard, Inc., Class A	54,070	19,736,631
MetLife, Inc.	41,813	2,071,834
Moody’s Corp.	10,468	3,317,100
Morgan Stanley	79,678	6,514,473
MSCI, Inc.	5,083	2,391,704
Nasdaq, Inc.(c)	21,856	1,209,730
Northern Trust Corp.	13,226	951,214
PayPal Holdings, Inc.(b)	67,760	4,200,442
PNC Financial Services Group, Inc. (The)	25,347	2,935,943

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Principal Financial Group, Inc.	15,545	$1,017,576
Progressive Corp. (The)	37,153	4,752,240
Prudential Financial, Inc.	23,386	1,840,244
Raymond James Financial, Inc.	12,996	1,174,189
Regions Financial Corp.	59,377	1,025,441
S&P Global, Inc.	20,833	7,654,669
SEI Investments Co.	7,319	414,109
State Street Corp.	21,374	1,453,860
Synchrony Financial	27,217	842,638
T. Rowe Price Group, Inc.(c)	14,202	1,521,886
Toast, Inc., Class A(b)(c)	19,438	407,615
Tradeweb Markets, Inc., Class A	7,059	472,600
Travelers Cos., Inc. (The)	14,673	2,483,259
Truist Financial Corp.	84,321	2,569,261
U.S. Bancorp	97,308	2,909,509
Visa, Inc., Class A(c)	103,226	22,816,043
W.R. Berkley Corp.	13,494	751,346
Webster Financial Corp.	11,156	396,596
Wells Fargo & Co.	239,059	9,516,939
Willis Towers Watson PLC	6,763	1,480,083
		286,220,389
Health Care-13.53%
Abbott Laboratories	110,404	11,261,208
AbbVie, Inc.	112,068	15,460,901
Agilent Technologies, Inc.	18,735	2,167,077
Align Technology, Inc.(b)	4,631	1,308,998
Alnylam Pharmaceuticals, Inc.(b)	7,872	1,456,399
AmerisourceBergen Corp.	10,921	1,858,208
Amgen, Inc.	33,936	7,487,978
Avantor, Inc.(b)(c)	42,837	854,170
Baxter International, Inc.	32,033	1,304,384
Becton, Dickinson and Co.	18,037	4,360,625
Biogen, Inc.(b)	9,179	2,720,747
BioMarin Pharmaceutical, Inc.(b)	11,917	1,036,064
Bio-Rad Laboratories, Inc., Class A(b)	1,433	535,011
Bio-Techne Corp.	9,979	816,182
Boston Scientific Corp.(b)	91,307	4,700,484
Bristol-Myers Squibb Co.	133,613	8,610,022
Cardinal Health, Inc.	16,367	1,347,004
Catalent, Inc.(b)	11,440	425,911
Centene Corp.(b)	34,983	2,183,289
Charles River Laboratories International, Inc.(b)	3,236	625,778
Cigna Group (The)	18,869	4,668,379
Cooper Cos., Inc. (The)	3,139	1,166,233
CVS Health Corp.	81,302	5,530,975
Danaher Corp.	43,992	10,101,443
DaVita, Inc.(b)	3,456	323,724
DENTSPLY SIRONA, Inc.	13,596	491,087
DexCom, Inc.(b)	24,625	2,887,527
Edwards Lifesciences Corp.(b)	38,503	3,243,108
Elevance Health, Inc.	15,072	6,749,543
Eli Lilly and Co.	51,313	22,036,881
Exact Sciences Corp.(b)(c)	11,229	916,062
GE HealthCare Technologies, Inc.(b)	23,154	1,840,975
Gilead Sciences, Inc.	79,332	6,103,804
HCA Healthcare, Inc.	13,210	3,489,950
Henry Schein, Inc.(b)	8,334	615,883
Hologic, Inc.(b)	15,619	1,232,183
Horizon Therapeutics PLC(b)	13,787	1,379,114
Humana, Inc.	7,945	3,987,357
IDEXX Laboratories, Inc.(b)	5,266	2,447,479
	Shares	Value
Health Care-(continued)
Illumina, Inc.(b)	10,000	$1,966,500
Incyte Corp.(b)	11,972	736,877
Insulet Corp.(b)	4,412	1,209,991
Intuitive Surgical, Inc.(b)	22,250	6,849,440
IQVIA Holdings, Inc.(b)	11,807	2,324,916
Jazz Pharmaceuticals PLC(b)	3,967	508,411
Johnson & Johnson	165,064	25,594,824
Laboratory Corp. of America Holdings	5,635	1,197,607
Masimo Corp.(b)(c)	2,840	459,626
McKesson Corp.	8,699	3,399,917
Medtronic PLC	84,632	7,004,144
Merck & Co., Inc.	161,160	17,793,676
Mettler-Toledo International, Inc.(b)	1,402	1,853,262
Moderna, Inc.(b)	20,825	2,659,561
Molina Healthcare, Inc.(b)	3,706	1,015,073
Neurocrine Biosciences, Inc.(b)	6,195	554,638
Novocure Ltd.(b)(c)	5,997	430,645
Pfizer, Inc.	358,563	13,632,565
Quest Diagnostics, Inc.	7,107	942,744
Regeneron Pharmaceuticals, Inc.(b)	6,829	5,023,139
Repligen Corp.(b)(c)	3,366	565,219
ResMed, Inc.	9,309	1,962,244
Revvity, Inc.	8,021	924,982
Royalty Pharma PLC, Class A	23,929	783,435
Seagen, Inc.(b)	8,915	1,744,665
STERIS PLC	6,340	1,267,810
Stryker Corp.	21,676	5,973,472
Teleflex, Inc.	2,991	702,137
Thermo Fisher Scientific, Inc.	24,502	12,458,287
United Therapeutics Corp.(b)	2,941	616,845
UnitedHealth Group, Inc.	59,259	28,873,355
Universal Health Services, Inc., Class B	4,074	538,298
Veeva Systems, Inc., Class A(b)	9,227	1,528,914
Vertex Pharmaceuticals, Inc.(b)	16,363	5,294,576
Viatris, Inc.	76,689	701,704
Waters Corp.(b)	3,771	947,351
West Pharmaceutical Services, Inc.	4,705	1,574,434
Zimmer Biomet Holdings, Inc.	13,333	1,697,824
Zoetis, Inc.	29,384	4,789,886
		317,835,141
Industrials-8.59%
3M Co.	35,105	3,275,648
A.O. Smith Corp.	7,941	507,748
AECOM	8,366	652,966
Allegion PLC	5,560	582,354
AMETEK, Inc.	14,597	2,117,587
Automatic Data Processing, Inc.	26,352	5,507,304
Axon Enterprise, Inc.(b)	4,397	848,225
Boeing Co. (The)(b)	36,160	7,438,112
Booz Allen Hamilton Holding Corp.	8,398	844,671
Broadridge Financial Solutions, Inc.	7,479	1,097,319
Builders FirstSource, Inc.(b)	8,767	1,016,534
C.H. Robinson Worldwide, Inc.	7,483	707,443
Carlisle Cos., Inc.(c)	3,293	699,565
Carrier Global Corp.	53,205	2,176,084
Caterpillar, Inc.(c)	32,801	6,748,806
Ceridian HCM Holding, Inc.(b)(c)	9,300	575,205
Cintas Corp.	5,802	2,739,356
Clarivate PLC(b)(c)	23,603	184,103
Copart, Inc.(b)	27,238	2,385,776
CoStar Group, Inc.(b)	25,846	2,052,172
CSX Corp.	130,128	3,991,026

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Cummins, Inc.	8,960	$1,831,514
Deere & Co.	17,883	6,187,160
Delta Air Lines, Inc.(b)	10,072	365,916
Dover Corp.	8,917	1,188,904
Eaton Corp. PLC	25,271	4,445,169
Emerson Electric Co.	36,298	2,819,629
Equifax, Inc.	7,828	1,633,077
Expeditors International of Washington, Inc.	9,812	1,082,362
Fastenal Co.	36,351	1,957,501
FedEx Corp.	15,169	3,306,539
Ferguson PLC	13,036	1,889,047
Fortive Corp.	22,437	1,460,873
Fortune Brands Innovations, Inc.	8,160	493,272
Generac Holdings, Inc.(b)	4,024	438,294
General Dynamics Corp.	14,808	3,023,497
General Electric Co.	69,261	7,032,069
Graco, Inc.	10,705	818,825
HEICO Corp.(c)	2,746	424,477
HEICO Corp., Class A	4,695	572,086
Honeywell International, Inc.	42,289	8,102,572
Howmet Aerospace, Inc.	24,852	1,062,423
Hubbell, Inc.	3,407	962,341
Huntington Ingalls Industries, Inc.	2,517	506,873
IDEX Corp.	4,779	951,786
Illinois Tool Works, Inc.	19,364	4,235,488
Ingersoll Rand, Inc.	25,733	1,458,032
J.B. Hunt Transport Services, Inc.	5,281	881,769
Jacobs Solutions, Inc.	8,050	882,280
Johnson Controls International PLC	43,579	2,601,666
Knight-Swift Transportation Holdings, Inc.	10,228	562,438
L3Harris Technologies, Inc.	12,120	2,132,150
Leidos Holdings, Inc.	8,247	643,761
Lennox International, Inc.	2,037	561,214
Lockheed Martin Corp.	14,479	6,428,821
Masco Corp.	14,328	692,329
Nordson Corp.	3,278	714,375
Norfolk Southern Corp.	14,460	3,010,283
Northrop Grumman Corp.	9,178	3,996,927
Old Dominion Freight Line, Inc.	6,286	1,951,426
Otis Worldwide Corp.	26,251	2,087,217
Owens Corning	5,767	613,205
PACCAR, Inc.	33,141	2,279,438
Parker-Hannifin Corp.	8,160	2,614,790
Paychex, Inc.	20,611	2,162,712
Paycom Software, Inc.	3,448	965,888
Paylocity Holding Corp.(b)	2,637	455,542
Pentair PLC	10,414	577,665
Quanta Services, Inc.	9,221	1,637,465
Raytheon Technologies Corp.	92,951	8,564,505
Republic Services, Inc.	14,057	1,990,893
Robert Half International, Inc.	6,933	450,784
Rockwell Automation, Inc.	7,312	2,037,123
Rollins, Inc.	15,651	615,397
Sensata Technologies Holding PLC	9,836	408,391
Snap-on, Inc.	3,380	841,147
Southwest Airlines Co.	9,303	277,881
SS&C Technologies Holdings, Inc.	14,410	791,974
Stanley Black & Decker, Inc.	9,723	728,933
Textron, Inc.	13,036	806,537
Toro Co. (The)	6,608	646,461
Trane Technologies PLC	14,552	2,375,323
TransDigm Group, Inc.	3,468	2,683,018
	Shares	Value
Industrials-(continued)
TransUnion(c)	12,235	$880,675
Uber Technologies, Inc.(b)	115,139	4,367,222
U-Haul Holding Co., Series N	6,166	285,424
Union Pacific Corp.	38,767	7,463,423
United Parcel Service, Inc., Class B	45,948	7,673,316
United Rentals, Inc.	4,403	1,469,677
Verisk Analytics, Inc.	9,177	2,010,772
W.W. Grainger, Inc.	2,874	1,865,283
Wabtec Corp.	11,434	1,059,131
Waste Connections, Inc.	16,344	2,233,408
Waste Management, Inc.	25,840	4,184,013
Watsco, Inc.	2,115	686,043
Xylem, Inc.	15,278	1,530,856
		201,778,701
Information Technology-28.37%
Accenture PLC, Class A	40,100	12,267,392
Adobe, Inc.(b)	29,139	12,173,983
Advanced Micro Devices, Inc.(b)	102,238	12,085,554
Akamai Technologies, Inc.(b)	9,996	920,832
Amphenol Corp., Class A	37,808	2,852,614
Analog Devices, Inc.	32,135	5,710,068
ANSYS, Inc.(b)	5,528	1,788,806
Apple, Inc.	1,005,096	178,153,266
Applied Materials, Inc.	53,687	7,156,477
Arista Networks, Inc.(b)	16,544	2,751,929
Arrow Electronics, Inc.(b)	3,657	463,122
Aspen Technology, Inc.(b)(c)	1,877	307,678
Atlassian Corp., Class A(b)(c)	9,536	1,724,013
Autodesk, Inc.(b)	13,644	2,720,477
Bentley Systems, Inc., Class B	14,226	693,944
BILL Holdings, Inc.(b)(c)	6,039	625,520
Black Knight, Inc.(b)	9,920	573,178
Broadcom, Inc.	26,485	21,398,821
Cadence Design Systems, Inc.(b)	17,356	4,007,674
CDW Corp.	8,600	1,476,534
Cisco Systems, Inc.	260,189	12,923,588
Cloudflare, Inc., Class A(b)(c)	17,319	1,197,782
Cognex Corp.	10,968	602,801
Cognizant Technology Solutions Corp., Class A	32,353	2,021,739
Corning, Inc.	51,050	1,572,850
Crowdstrike Holdings, Inc., Class A(b)	14,162	2,267,761
Datadog, Inc., Class A(b)(c)	15,878	1,506,981
Dell Technologies, Inc., Class C	16,468	737,931
DocuSign, Inc.(b)	12,826	723,386
Dropbox, Inc., Class A(b)	16,649	383,260
Dynatrace, Inc.(b)	13,718	699,481
Enphase Energy, Inc.(b)	8,701	1,512,930
Entegris, Inc.	9,462	995,875
EPAM Systems, Inc.(b)(c)	3,650	936,663
F5, Inc.(b)	3,832	565,527
Fair Isaac Corp.(b)	1,595	1,256,334
First Solar, Inc.(b)	6,447	1,308,483
Fortinet, Inc.(b)	42,337	2,892,887
Gartner, Inc.(b)	5,013	1,718,757
Gen Digital, Inc.	36,539	640,894
GoDaddy, Inc., Class A(b)	9,265	679,866
Hewlett Packard Enterprise Co.	82,321	1,187,069
HP, Inc.	56,322	1,636,717
HubSpot, Inc.(b)	2,981	1,544,128
Intel Corp.	264,968	8,330,594
International Business Machines Corp.	57,624	7,409,870

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Intuit, Inc.	17,822	$7,469,557
Juniper Networks, Inc.	20,623	626,320
Keysight Technologies, Inc.(b)	11,341	1,834,974
KLA Corp.	8,797	3,896,983
Lam Research Corp.	8,572	5,286,352
Lattice Semiconductor Corp.(b)	8,741	710,731
Marvell Technology, Inc.(c)	54,435	3,183,903
Microchip Technology, Inc.	34,799	2,618,973
Micron Technology, Inc.	69,522	4,741,400
Microsoft Corp.	449,227	147,521,655
MongoDB, Inc.(b)	4,449	1,307,072
Monolithic Power Systems, Inc.	2,855	1,398,693
Motorola Solutions, Inc.	10,620	2,993,990
NetApp, Inc.	13,588	901,564
NVIDIA Corp.	156,908	59,364,573
NXP Semiconductors N.V. (China)	16,468	2,949,419
Okta, Inc.(b)	9,782	889,184
ON Semiconductor Corp.(b)	27,477	2,297,077
Oracle Corp.	102,887	10,899,849
Palantir Technologies, Inc., Class A(b)(c)	114,216	1,680,117
Palo Alto Networks, Inc.(b)	19,205	4,098,155
PTC, Inc.(b)	7,137	959,213
Qorvo, Inc.(b)	6,440	626,354
QUALCOMM, Inc.	70,831	8,032,944
Roper Technologies, Inc.	6,738	3,060,534
Salesforce, Inc.(b)	63,581	14,202,724
Seagate Technology Holdings PLC	11,805	709,480
ServiceNow, Inc.(b)	12,943	7,051,088
Skyworks Solutions, Inc.	10,154	1,051,041
Snowflake, Inc., Class A(b)(c)	16,517	2,731,251
SolarEdge Technologies, Inc.(b)(c)	3,546	1,010,007
Splunk, Inc.(b)	9,988	991,709
Synopsys, Inc.(b)	9,675	4,401,738
TE Connectivity Ltd.	20,155	2,468,584
Teledyne Technologies, Inc.(b)(c)	2,973	1,155,456
Teradyne, Inc.	9,935	995,388
Texas Instruments, Inc.	57,639	10,022,269
Trimble, Inc.(b)	15,660	730,852
Twilio, Inc., Class A(b)(c)	11,286	785,731
Tyler Technologies, Inc.(b)	2,646	1,050,356
UiPath, Inc., Class A(b)	22,630	404,851
Unity Software, Inc.(b)(c)	14,425	428,711
VeriSign, Inc.(b)	5,965	1,332,104
VMware, Inc., Class A(b)	14,971	2,040,398
Western Digital Corp.(b)	20,182	781,649
Wolfspeed, Inc.(b)(c)	7,910	379,996
Workday, Inc., Class A(b)	12,959	2,747,178
Zebra Technologies Corp., Class A(b)	3,282	861,755
Zoom Video Communications, Inc., Class A(b)	14,916	1,001,311
Zscaler, Inc.(b)	5,503	745,546
		666,536,795
Materials-2.42%
Air Products and Chemicals, Inc.	14,100	3,794,874
Albemarle Corp.(c)	7,447	1,441,218
Alcoa Corp.	11,242	356,596
Amcor PLC	94,609	912,031
Avery Dennison Corp.	5,153	830,303
Ball Corp.	19,869	1,016,498
Celanese Corp.	6,688	695,686
CF Industries Holdings, Inc.	12,460	766,415
Cleveland-Cliffs, Inc.(b)	32,733	454,334
Corteva, Inc.	45,455	2,431,388
	Shares	Value
Materials-(continued)
Crown Holdings, Inc.(c)	7,622	$581,025
Dow, Inc.	44,975	2,193,880
DuPont de Nemours, Inc.	29,159	1,959,193
Eastman Chemical Co.	7,629	588,120
Ecolab, Inc.	16,290	2,688,664
FMC Corp.	7,998	832,432
Freeport-McMoRan, Inc.	90,820	3,118,759
International Flavors & Fragrances, Inc.(c)	16,202	1,252,253
International Paper Co.	21,463	631,871
Linde PLC	31,149	11,016,155
LyondellBasell Industries N.V., Class A	16,520	1,413,121
Martin Marietta Materials, Inc.	3,929	1,563,899
Mosaic Co. (The)	21,097	674,260
Newmont Corp.	50,437	2,045,220
Nucor Corp.	16,005	2,113,620
Packaging Corp. of America(c)	5,710	708,211
PPG Industries, Inc.	14,929	1,960,028
Reliance Steel & Aluminum Co.	3,725	874,183
RPM International, Inc.	8,164	651,406
Sealed Air Corp.	9,220	348,977
Sherwin-Williams Co. (The)	15,641	3,562,707
Steel Dynamics, Inc.	10,355	951,625
Vulcan Materials Co.	8,442	1,650,411
Westlake Corp.(c)	2,423	251,871
WestRock Co.	16,129	451,773
		56,783,007
Real Estate-2.50%
Alexandria Real Estate Equities, Inc.	10,441	1,184,636
American Homes 4 Rent, Class A	20,647	707,779
American Tower Corp.	29,606	5,460,531
AvalonBay Communities, Inc.	8,888	1,546,334
Boston Properties, Inc.	9,464	460,613
Camden Property Trust	6,778	708,098
CBRE Group, Inc., Class A(b)	19,743	1,479,146
Crown Castle, Inc.	27,517	3,115,200
Digital Realty Trust, Inc.	18,505	1,896,022
Equinix, Inc.	5,941	4,429,313
Equity LifeStyle Properties, Inc.	11,234	709,652
Equity Residential	22,813	1,387,030
Essex Property Trust, Inc.	4,110	888,007
Extra Space Storage, Inc.(c)	8,576	1,237,259
Gaming and Leisure Properties, Inc.	16,666	802,301
Healthcare Realty Trust, Inc.	23,939	445,505
Healthpeak Properties, Inc.	34,748	693,570
Host Hotels & Resorts, Inc.	45,373	753,192
Invitation Homes, Inc.	38,850	1,316,238
Iron Mountain, Inc.	18,391	982,447
Kimco Realty Corp.	39,132	719,246
Mid-America Apartment Communities, Inc.	7,407	1,089,273
Prologis, Inc.	58,628	7,302,117
Public Storage	10,049	2,846,882
Realty Income Corp.	41,961	2,494,162
Regency Centers Corp.	9,790	550,883
SBA Communications Corp., Class A	6,860	1,521,411
Simon Property Group, Inc.	20,776	2,184,596
Sun Communities, Inc.	7,878	997,591
UDR, Inc.	19,865	788,045
Ventas, Inc.	25,400	1,095,756
VICI Properties, Inc.	63,793	1,973,117
W.P. Carey, Inc.(c)	13,587	942,394
Welltower, Inc.	31,527	2,352,229

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2023
(Unaudited)
	Shares	Value
Real Estate-(continued)
Weyerhaeuser Co.	46,809	$1,341,546
Zillow Group, Inc., Class C(b)(c)	9,893	451,220
		58,853,341
Utilities-2.60%
AES Corp. (The)	42,438	837,726
Alliant Energy Corp.	15,871	816,722
Ameren Corp.	16,674	1,351,761
American Electric Power Co., Inc.	32,656	2,714,367
American Water Works Co., Inc.	12,365	1,786,124
Atmos Energy Corp.	9,178	1,058,040
CenterPoint Energy, Inc.	39,996	1,128,287
CMS Energy Corp.	18,527	1,074,196
Consolidated Edison, Inc.	22,008	2,053,346
Constellation Energy Corp.	20,781	1,746,020
Dominion Energy, Inc.	52,950	2,662,326
DTE Energy Co.	13,093	1,408,807
Duke Energy Corp.	48,934	4,369,317
Edison International	24,261	1,638,103
Entergy Corp.	13,473	1,323,049
Essential Utilities, Inc.	15,954	649,966
Evergy, Inc.	14,537	840,965
Eversource Energy	22,128	1,531,921
Exelon Corp.	63,140	2,503,501
FirstEnergy Corp.	34,515	1,290,516
NextEra Energy, Inc.	128,536	9,442,255
NiSource, Inc.	26,235	705,459
NRG Energy, Inc.	14,637	494,584
PG&E Corp.(b)	114,103	1,932,905
PPL Corp.	46,781	1,225,662
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	31,703	$1,894,254
Sempra Energy	19,970	2,866,294
Southern Co. (The)	69,339	4,836,395
UGI Corp.	13,224	369,875
Vistra Corp.	21,714	520,485
WEC Energy Group, Inc.	20,041	1,750,581
Xcel Energy, Inc.	34,953	2,282,081
		61,105,890
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $2,360,175,925)		2,348,814,752
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.35%
Invesco Private Government Fund, 5.10%(d)(e)(f)	15,385,414	15,385,414
Invesco Private Prime Fund, 5.22%(d)(e)(f)	39,678,166	39,674,198
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,065,660)		55,059,612
TOTAL INVESTMENTS IN SECURITIES-102.31% (Cost $2,415,241,585)		2,403,874,364
OTHER ASSETS LESS LIABILITIES-(2.31)%		(54,180,079)
NET ASSETS-100.00%		$2,349,694,285

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco Ltd.	$367,742	$18,604	$(32,621)	$(42,077)	$(1,644)	$310,004	$12,557
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	30,841,311	(30,841,311)	-	-	-	15,850
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	77,205,584	243,337,222	(305,157,392)	-	-	15,385,414	691,578*
Invesco Private Prime Fund	199,097,606	455,230,761	(614,640,231)	(8,150)	(5,788)	39,674,198	1,852,070*
Total	$276,670,932	$729,427,898	$(950,671,555)	$(50,227)	$(7,432)	$55,369,616	$2,572,055

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
May 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-0.02%
Communication Services-0.00%
Liberty Broadband Corp.(b)(c)	191	$0
Health Care-0.02%
Akouos, Inc.(b)(c)	182	144
Albireo Pharma, Inc.(b)(c)(d)	172	370
CinCor Pharma, Inc.(b)(c)	157	480
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)	48	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)	48	0
Radius Health, Inc.(b)(c)	340	27
Scilex Holding Co., Class C (Singapore)(b)	508	3,023
		4,044
Total Common Stocks & Other Equity Interests (Cost $2,566)		4,044
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(e)(f) (Cost $24,197)	24,197	24,197
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-0.16% (Cost $26,763)		28,241
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.02%
Invesco Private Government Fund, 5.10%(e)(f)(g)	1,135	$1,135
Invesco Private Prime Fund, 5.22%(e)(f)(g)	2,917	2,917
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,052)		4,052
TOTAL INVESTMENTS IN SECURITIES-0.18% (Cost $30,815)		32,293
OTHER ASSETS LESS LIABILITIES-99.82%		17,622,982
NET ASSETS-100.00%		$17,655,275
Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at May 31, 2023.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Invesco Mortgage Capital, Inc.	$3,575	$1,494	$(3,651)	$4,335	$(5,753)	$-	$413
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	15,920	734,089	(725,812)	-	-	24,197	301
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,267,562	9,492,827	(11,759,254)	-	-	1,135	67,183*
Invesco Private Prime Fund	5,771,524	18,133,284	(23,901,364)	(419)	(108)	2,917	182,035*
Total	$8,058,581	$28,361,694	$(36,390,081)	$3,916	$(5,861)	$28,249	$249,932

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PureBetaSM US Aggregate Bond ETF (PBND)
May 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-42.79%
U.S. Treasury Bonds-10.66%
6.88%, 08/15/2025	$25,000	$26,381
6.75%, 08/15/2026	20,000	21,620
5.50%, 08/15/2028	30,000	32,341
5.25%, 02/15/2029	15,000	16,099
6.13%, 08/15/2029	20,000	22,581
5.38%, 02/15/2031	30,000	33,442
4.50%, 02/15/2036	20,000	21,868
5.00%, 05/15/2037	45,000	51,533
4.38%, 05/15/2040	125,000	133,320
1.13%, 08/15/2040	200,000	129,004
1.38%, 11/15/2040	120,000	80,550
1.88%, 02/15/2041	100,000	72,947
2.25% - 4.38%, 05/15/2041	163,000	157,877
3.75%, 08/15/2041	70,000	68,206
2.00%, 11/15/2041	65,000	47,814
3.13%, 02/15/2042	150,000	132,850
3.25%, 05/15/2042	37,000	33,248
3.38%, 08/15/2042	15,000	13,712
3.13%, 02/15/2043	60,000	52,692
3.63%, 08/15/2043	50,000	47,344
2.50%, 02/15/2045	110,000	85,491
3.00%, 05/15/2045	100,000	84,863
2.50%, 02/15/2046	120,000	92,737
2.25%, 08/15/2046	25,000	18,326
3.00%, 02/15/2047	100,000	84,533
2.75%, 08/15/2047	95,000	76,698
3.38%, 11/15/2048	120,000	108,773
3.00%, 02/15/2049	80,000	67,816
2.00%, 02/15/2050	75,000	51,372
1.38%, 08/15/2050	100,000	57,977
1.88%, 02/15/2051	90,000	59,491
2.38%, 05/15/2051	55,000	40,891
1.88%, 11/15/2051	190,000	125,092
2.25%, 02/15/2052	135,000	97,406
2.88%, 05/15/2052	100,000	82,836
4.00%, 11/15/2052	20,000	20,566
		2,350,297
U.S. Treasury Notes-32.13%
2.00%, 05/31/2024	170,000	164,709
0.25%, 06/15/2024	100,000	95,067
1.25%, 08/31/2024	135,000	128,994
0.38%, 09/15/2024	125,000	117,998
1.50% - 2.13%, 09/30/2024	250,000	240,038
2.13% - 4.50%, 11/30/2024	225,000	219,918
1.00%, 12/15/2024	120,000	113,405
4.25%, 12/31/2024	100,000	99,287
1.13%, 01/15/2025	120,000	113,414
2.50% - 4.13%, 01/31/2025	200,000	197,036
1.13%, 02/28/2025	135,000	127,269
0.50%, 03/31/2025	95,000	88,383
2.63%, 04/15/2025	75,000	72,502
2.88%, 06/15/2025	125,000	121,328
3.00%, 07/15/2025	140,000	136,194
2.25% - 4.50%, 11/15/2025	220,000	216,514
0.38%, 11/30/2025	115,000	104,747
4.00%, 12/15/2025	110,000	109,577
2.63%, 12/31/2025	100,000	96,283
3.88%, 01/15/2026	100,000	99,311
0.38%, 01/31/2026	125,000	113,332
1.63%, 02/15/2026	65,000	60,891
	Principal Amount	Value
U.S. Treasury Notes-(continued)
0.50%, 02/28/2026	$200,000	$181,473
0.75%, 04/30/2026	20,000	18,200
0.88%, 06/30/2026	150,000	136,632
0.88% - 1.63%, 09/30/2026	145,000	132,404
1.63%, 10/31/2026	105,000	97,203
2.00%, 11/15/2026	120,000	112,423
1.25%, 11/30/2026	25,000	22,804
1.25%, 12/31/2026	75,000	68,339
1.50%, 01/31/2027	140,000	128,425
1.88%, 02/28/2027	170,000	157,917
0.63%, 03/31/2027	105,000	92,843
3.25%, 06/30/2027	100,000	97,596
0.38% - 4.13%, 09/30/2027	190,000	169,757
4.13%, 10/31/2027	120,000	121,261
2.25%, 11/15/2027	110,000	102,934
0.63%, 11/30/2027	160,000	138,928
0.75% - 3.50%, 01/31/2028	230,000	211,757
1.13% - 4.00%, 02/29/2028	180,000	162,878
1.25%, 05/31/2028	150,000	132,756
2.88%, 08/15/2028	135,000	129,152
3.13%, 11/15/2028	85,000	82,246
2.63%, 02/15/2029	185,000	174,099
2.88%, 04/30/2029	135,000	128,651
2.38%, 05/15/2029	45,000	41,694
3.13%, 08/31/2029	100,000	96,539
4.00%, 10/31/2029	105,000	106,493
3.88%, 11/30/2029	100,000	100,754
3.88%, 12/31/2029	50,000	50,400
1.50%, 02/15/2030	110,000	95,807
0.63%, 05/15/2030	85,000	69,122
0.63%, 08/15/2030	80,000	64,725
0.88%, 11/15/2030	115,000	94,579
1.13%, 02/15/2031	110,000	91,953
1.63%, 05/15/2031	60,000	51,748
1.38%, 11/15/2031	210,000	175,621
1.88%, 02/15/2032	85,000	73,890
2.88%, 05/15/2032	100,000	94,094
2.75%, 08/15/2032	70,000	65,105
4.13%, 11/15/2032	100,000	103,727
3.50%, 02/15/2033	75,000	74,121
		7,087,247
Total U.S. Treasury Securities (Cost $10,090,169)		9,437,544
U.S. Dollar Denominated Bonds & Notes-27.86%
Aerospace & Defense-0.48%
BAE Systems PLC (United Kingdom), 5.80%, 10/11/2041(b)	50,000	50,878
Raytheon Technologies Corp., 7.20%, 08/15/2027	50,000	54,110
		104,988
Agricultural & Farm Machinery-0.21%
John Deere Capital Corp., 0.70%, 01/15/2026	50,000	45,352
Asset Management & Custody Banks-0.21%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	25,000	24,105
BlackRock, Inc., 2.40%, 04/30/2030	25,000	21,780
		45,885
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Automobile Manufacturers-0.23%
Toyota Motor Credit Corp., 4.55%, 09/20/2027	$50,000	$49,890
Biotechnology-0.39%
Amgen, Inc., 2.45%, 02/21/2030	50,000	43,031
Gilead Sciences, Inc., 4.15%, 03/01/2047	50,000	42,763
		85,794
Brewers-0.22%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.90%, 02/01/2046	50,000	47,531
Broadline Retail-0.37%
Amazon.com, Inc.
1.00%, 05/12/2026	50,000	45,356
3.10%, 05/12/2051	50,000	36,616
		81,972
Building Products-0.20%
Carrier Global Corp., 2.72%, 02/15/2030	50,000	43,101
Cable & Satellite-0.36%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.50%, 04/01/2063	50,000	38,718
Comcast Corp., 4.00%, 08/15/2047	50,000	41,289
		80,007
Commodity Chemicals-0.16%
LYB International Finance III LLC, 3.38%, 10/01/2040	50,000	35,990
Computer & Electronics Retail-0.22%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024	50,000	49,234
Construction Materials-0.21%
Martin Marietta Materials, Inc., 3.45%, 06/01/2027	50,000	47,300
Consumer Finance-0.53%
Capital One Financial Corp., 4.20%, 10/29/2025	50,000	47,497
General Motors Financial Co., Inc., 3.80%, 04/07/2025	50,000	48,339
Synchrony Financial, 3.95%, 12/01/2027	25,000	21,617
		117,453
Consumer Staples Merchandise Retail-0.19%
Walmart, Inc., 1.80%, 09/22/2031	50,000	41,719
Data Center REITs-0.08%
Equinix, Inc., 1.55%, 03/15/2028	20,000	16,861
Diversified Banks-5.51%
Asian Development Bank (Supranational), 3.13%, 08/20/2027	50,000	48,383
Asian Infrastructure Investment Bank (The) (Supranational), 0.50%, 01/27/2026	50,000	45,162
Bank of America Corp.
1.53%, 12/06/2025(c)	50,000	46,891
3.42%, 12/20/2028(c)	50,000	46,013
2.97%, 02/04/2033(c)	25,000	20,866
3.31%, 04/22/2042(c)	25,000	18,757
Bank of Montreal (Canada), 4.80%(c)(d)	50,000	42,667
Citigroup, Inc.
3.89%, 01/10/2028(c)	50,000	47,624
4.66%, 05/24/2028(c)	50,000	49,238
	Principal Amount	Value
Diversified Banks-(continued)
European Investment Bank (Supranational)
2.75%, 08/15/2025	$50,000	$48,391
1.25%, 02/14/2031	50,000	41,874
HSBC Holdings PLC (United Kingdom), 6.10%, 01/14/2042	25,000	26,408
Inter-American Development Bank (Supranational), 3.25%, 07/01/2024	50,000	49,059
International Bank for Reconstruction & Development (Supranational), 0.63%, 04/22/2025	50,000	46,464
JPMorgan Chase & Co.
2.60%, 02/24/2026(c)	50,000	47,619
2.18%, 06/01/2028(c)	50,000	44,666
2.74%, 10/15/2030(c)	50,000	43,358
KeyCorp, 2.55%, 10/01/2029	50,000	38,325
Landwirtschaftliche Rentenbank (Germany), 0.88%, 03/30/2026	50,000	45,615
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.78%, 03/02/2025	50,000	48,589
Oesterreichische Kontrollbank AG (Austria), 0.50%, 02/02/2026	50,000	45,260
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	50,000	46,599
Royal Bank of Canada (Canada), 2.05%, 01/21/2027	50,000	45,233
Toronto-Dominion Bank (The) (Canada), 1.45%, 01/10/2025	50,000	47,226
U.S. Bancorp, 4.97%, 07/22/2033(c)	50,000	45,329
Wells Fargo & Co.
3.00%, 10/23/2026	50,000	46,672
5.01%, 04/04/2051(c)	50,000	45,795
Westpac Banking Corp. (Australia), 2.89%, 02/04/2030(c)	50,000	46,647
		1,214,730
Diversified Chemicals-0.20%
Celanese US Holdings LLC, 1.40%, 08/05/2026	50,000	43,584
Electric Utilities-1.69%
Atlantic City Electric Co., 4.00%, 10/15/2028	50,000	48,377
Berkshire Hathaway Energy Co., 4.45%, 01/15/2049	50,000	43,527
Commonwealth Edison Co., 2.20%, 03/01/2030	25,000	21,289
Consolidated Edison Co. of New York, Inc., 3.85%, 06/15/2046	50,000	38,908
Duke Energy Corp.
3.15%, 08/15/2027	50,000	46,585
5.00%, 08/15/2052	25,000	22,348
Entergy Louisiana LLC, 4.00%, 03/15/2033	25,000	22,980
Georgia Power Co., 4.30%, 03/15/2043	50,000	42,266
Interstate Power and Light Co., 3.10%, 11/30/2051	25,000	16,581
NextEra Energy Capital Holdings, Inc., 2.75%, 11/01/2029	50,000	43,951
Southern California Edison Co., Series 08-A, 5.95%, 02/01/2038	25,000	25,995
		372,807
Food Distributors-0.21%
Sysco Corp., 3.25%, 07/15/2027	50,000	47,158
Footwear-0.22%
NIKE, Inc., 2.40%, 03/27/2025	50,000	48,148

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Gas Utilities-0.12%
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	$25,000	$25,466
Health Care Equipment-0.11%
Abbott Laboratories, 4.90%, 11/30/2046	25,000	24,999
Health Care Facilities-0.23%
HCA, Inc., 5.38%, 02/01/2025	50,000	49,678
Health Care REITs-0.17%
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	50,000	37,029
Health Care Services-0.75%
Cigna Group (The)
3.05%, 10/15/2027	50,000	46,705
5.38%, 02/15/2042	50,000	47,950
CVS Health Corp.
4.78%, 03/25/2038	25,000	23,139
5.05%, 03/25/2048	20,000	18,082
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	50,000	29,531
		165,407
Home Improvement Retail-0.12%
Home Depot, Inc. (The), 5.88%, 12/16/2036	25,000	27,422
Household Products-0.19%
Kimberly-Clark Corp., 2.88%, 02/07/2050	25,000	17,843
Procter & Gamble Co. (The), 3.00%, 03/25/2030	25,000	23,325
		41,168
Independent Power Producers & Energy Traders-0.18%
Tennessee Valley Authority, 1.50%, 09/15/2031	50,000	40,830
Industrial Conglomerates-0.17%
Honeywell International, Inc., 2.80%, 06/01/2050	50,000	36,483
Integrated Oil & Gas-0.84%
BP Capital Markets PLC (United Kingdom), 3.28%, 09/19/2027	50,000	47,685
Chevron USA, Inc., 1.02%, 08/12/2027	50,000	43,905
Equinor ASA (Norway), 2.88%, 04/06/2025	50,000	48,321
Exxon Mobil Corp., 4.33%, 03/19/2050	50,000	44,729
		184,640
Integrated Telecommunication Services-0.34%
AT&T, Inc., 2.25%, 02/01/2032	50,000	40,055
Verizon Communications, Inc., 3.70%, 03/22/2061	50,000	35,682
		75,737
Interactive Media & Services-0.20%
Alphabet, Inc., 0.80%, 08/15/2027	50,000	43,937
Investment Banking & Brokerage-1.23%
Charles Schwab Corp. (The), 2.45%, 03/03/2027	50,000	44,712
Goldman Sachs Group, Inc. (The)
2.64%, 02/24/2028(c)	50,000	45,360
2.38%, 07/21/2032(c)	50,000	40,296
	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Morgan Stanley
3.70%, 10/23/2024	$50,000	$48,903
2.19%, 04/28/2026(c)	50,000	47,239
4.89%, 07/20/2033(c)	25,000	24,157
4.30%, 01/27/2045	25,000	21,686
		272,353
IT Consulting & Other Services-0.24%
International Business Machines Corp., 6.22%, 08/01/2027	50,000	52,881
Life & Health Insurance-0.75%
Aflac, Inc., 6.45%, 08/15/2040	25,000	26,163
MetLife, Inc., 6.40%, 12/15/2036	50,000	49,337
Pacific Life Global Funding II, 1.45%, 01/20/2028(b)	50,000	42,346
Principal Life Global Funding II, 0.75%, 08/23/2024(b)	50,000	47,074
		164,920
Life Sciences Tools & Services-0.19%
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	50,000	40,862
Movies & Entertainment-0.38%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	50,000	43,709
5.14%, 03/15/2052	50,000	39,059
		82,768
Multi-Family Residential REITs-0.17%
Essex Portfolio L.P., 1.65%, 01/15/2031	50,000	38,359
Multi-line Insurance-0.25%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(b)	25,000	17,143
New York Life Insurance Co., 3.75%, 05/15/2050(b)	50,000	38,048
		55,191
Multi-Utilities-0.21%
Dominion Energy, Inc., Series D, 2.85%, 08/15/2026	50,000	46,716
Oil & Gas Exploration & Production-0.20%
Diamondback Energy, Inc., 3.50%, 12/01/2029	50,000	45,207
Oil & Gas Refining & Marketing-0.22%
Marathon Petroleum Corp., 3.63%, 09/15/2024	50,000	48,757
Oil & Gas Storage & Transportation-0.83%
Enterprise Products Operating LLC, 4.45%, 02/15/2043	50,000	42,995
Kinder Morgan, Inc., 3.25%, 08/01/2050	50,000	31,429
MPLX L.P., 4.50%, 04/15/2038	50,000	43,067
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	50,000	42,917
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	25,000	23,078
		183,486
Packaged Foods & Meats-0.40%
Conagra Brands, Inc., 4.60%, 11/01/2025	50,000	49,603
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 05/15/2032(b)	50,000	38,285
		87,888

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Passenger Airlines-0.19%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	$42,000	$41,208
Pharmaceuticals-0.48%
Bayer US Finance II LLC (Germany), 4.40%, 07/15/2044(b)	50,000	40,048
Bristol-Myers Squibb Co., 3.90%, 02/20/2028	50,000	49,130
Merck & Co., Inc., 2.75%, 12/10/2051	25,000	17,061
		106,239
Rail Transportation-0.23%
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	50,000	50,838
Regional Banks-0.60%
Citizens Financial Group, Inc., 4.30%, 12/03/2025	50,000	45,496
Huntington Bancshares, Inc., 2.55%, 02/04/2030	50,000	39,813
M&T Bank Corp., 5.05%, 01/27/2034(c)	50,000	46,178
		131,487
Reinsurance-0.21%
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	50,000	47,357
Retail REITs-0.20%
Simon Property Group L.P., 1.75%, 02/01/2028	50,000	43,053
Semiconductors-0.65%
Broadcom, Inc., 3.19%, 11/15/2036(b)	50,000	37,449
Intel Corp., 2.45%, 11/15/2029	50,000	43,377
QUALCOMM, Inc., 3.25%, 05/20/2050	25,000	18,500
Texas Instruments, Inc., 1.13%, 09/15/2026	50,000	45,084
		144,410
Soft Drinks & Non-alcoholic Beverages-0.19%
Coca-Cola Co. (The), 2.25%, 01/05/2032	50,000	42,916
Sovereign Debt-2.06%
Colombia Government International Bond (Colombia), 6.13%, 01/18/2041	100,000	78,657
Panama Government International Bond (Panama), 8.88%, 09/30/2027	100,000	116,422
Peruvian Government International Bond (Peru), 3.55%, 03/10/2051	100,000	72,413
Philippine Government International Bond (Philippines), 9.50%, 02/02/2030	25,000	31,934
Province of Ontario (Canada), 2.13%, 01/21/2032	65,000	55,989
Republic of Italy Government International Bond (Italy), 5.38%, 06/15/2033	50,000	49,908
Uruguay Government International Bond (Uruguay), 4.38%, 01/23/2031	50,000	49,965
		455,288
Steel-0.39%
Nucor Corp., 3.95%, 05/23/2025	25,000	24,464
Steel Dynamics, Inc., 3.25%, 10/15/2050	25,000	16,341
Vale Overseas Ltd. (Brazil), 3.75%, 07/08/2030	50,000	44,289
		85,094
Systems Software-0.45%
Microsoft Corp., 3.50%, 02/12/2035	25,000	23,627
	Principal Amount	Value
Systems Software-(continued)
Oracle Corp.
3.60%, 04/01/2040	$50,000	$37,886
3.95%, 03/25/2051	50,000	36,698
		98,211
Technology Distributors-0.20%
CDW LLC/CDW Finance Corp., 3.28%, 12/01/2028	50,000	43,406
Technology Hardware, Storage & Peripherals-0.40%
Apple, Inc., 0.70%, 02/08/2026	50,000	45,480
HP, Inc., 3.40%, 06/17/2030	50,000	43,784
		89,264
Telecom Tower REITs-0.19%
Crown Castle, Inc., 2.50%, 07/15/2031	50,000	41,361
Tobacco-0.11%
Philip Morris International, Inc., 4.38%, 11/15/2041	30,000	25,195
Transaction & Payment Processing Services-0.35%
Fidelity National Information Services, Inc., 3.10%, 03/01/2041	50,000	34,434
Mastercard, Inc., 2.00%, 11/18/2031	50,000	41,887
		76,321
Water Utilities-0.08%
American Water Capital Corp., 3.45%, 05/01/2050	25,000	18,468
Wireless Telecommunication Services-0.50%
Rogers Communications, Inc. (Canada), 2.95%, 03/15/2025(b)	50,000	47,676
T-Mobile USA, Inc., 4.50%, 04/15/2050	50,000	42,655
Vodafone Group PLC (United Kingdom), 4.38%, 02/19/2043	25,000	20,617
		110,948
Total U.S. Dollar Denominated Bonds & Notes (Cost $6,600,601)		6,142,752
U.S. Government Sponsored Agency Mortgage-Backed Securities-24.32%
Collateralized Mortgage Obligations-0.43%
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series 2019-K092, Class A2, 3.30%, 04/25/2029	100,000	95,032
Federal Farm Credit Bank (FFCB)-0.21%
0.88%, 11/18/2024	50,000	47,167
Federal Home Loan Bank (FHLB)-0.21%
0.38%, 09/04/2025	50,000	45,753
Federal Home Loan Mortgage Corp. (FHLMC)-4.47%
0.38%, 09/23/2025	50,000	45,642
2.50%, 09/01/2028 to 06/01/2052	272,026	236,054
3.00%, 11/01/2028 to 09/01/2049	90,718	82,614
3.50%, 02/01/2043 to 10/01/2047	81,581	76,540
4.00%, 08/01/2047 to 06/01/2052	217,965	206,345
2.00%, 11/01/2050 to 05/01/2052	410,151	338,350
		985,545
Federal National Mortgage Association (FNMA)-13.37%
2.63%, 09/06/2024	100,000	97,340
0.75%, 10/08/2027	60,000	52,586
3.50%, 12/01/2028 to 06/01/2052	450,094	418,846

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2023
(Unaudited)
	Principal Amount	Value
Federal National Mortgage Association (FNMA)-(continued)
1.50%, 08/01/2036 to 12/01/2051	$234,568	$191,814
2.00%, 05/01/2037 to 03/01/2052	1,234,028	1,042,376
2.50%, 06/01/2037 to 01/01/2051	548,528	477,421
3.00%, 08/01/2040 to 07/01/2050	181,711	164,253
5.00%, 10/01/2052	119,249	117,522
4.50%, 02/01/2053	197,606	191,479
5.50%, 02/01/2053	194,193	194,160
		2,947,797
Government National Mortgage Association (GNMA)-5.63%
3.50%, 04/20/2042 to 03/20/2050	44,293	41,824
5.00%, 05/20/2048 to 09/20/2052	107,358	106,232
4.00%, 07/20/2048	122,080	117,546
2.50%, 05/20/2052	469,391	411,014
3.00%, 05/20/2052	473,184	426,110
4.50%, 06/20/2052	143,811	139,859
		1,242,585
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $5,634,476)		5,363,879

Asset-Backed Securities-1.92%
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85%, 09/15/2053	100,000	79,373
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.06%, 08/15/2028	50,000	46,071
GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class C, 1.05%, 05/18/2026	100,000	93,802
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/2069(b)	60,074	52,393
	Principal Amount	Value

SMB Private Education Loan Trust, Series 2021-B, Class A, 1.31%, 07/17/2051(b)	$55,812	$49,577
Verizon Owner Trust, Series 2020-B, Class A, 0.47%, 02/20/2025	9,810	9,722
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class B, 3.72%, 04/15/2050	100,000	92,997
Total Asset-Backed Securities (Cost $449,810)		423,935

Municipal Obligations-0.64%
Miami-Dade (County of), FL Transit System, Series 2020 B, Ref. RB, 2.60%, 07/01/2042	50,000	36,892
New York (City of), NY (Social Bonds), Series 2022, GO Bonds, 5.26%, 10/01/2052	50,000	51,998
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB, 5.18%, 04/01/2030	50,000	51,498
Total Municipal Obligations (Cost $141,560)		140,388
	Shares
Money Market Funds-1.14%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(e)(f) (Cost $252,154)	252,154	252,154
TOTAL INVESTMENTS IN SECURITIES-98.67% (Cost $23,168,770)		21,760,652
OTHER ASSETS LESS LIABILITIES-1.33%		293,346
NET ASSETS-100.00%		$22,053,998

Investment Abbreviations:
Ctfs.	-Certificates
GO	-General Obligation
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $526,230, which represented 2.39% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,078,326	$17,153,150	$(18,979,322)	$-	$-	$252,154	$34,438
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2023
(Unaudited)
	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$162,453	$1,875,175	$(2,037,628)	$-	$-	$-	$4,279*
Invesco Private Prime Fund	417,597	3,162,630	(3,580,224)	-	(3)	-	11,329*
Total	$2,658,376	$22,190,955	$(24,597,174)	$-	$(3)	$252,154	$50,046

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco PureBetaSM MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,348,814,752	$-	$-	$2,348,814,752
Money Market Funds	-	55,059,612	-	55,059,612
Total Investments	$2,348,814,752	$55,059,612	$-	$2,403,874,364
Invesco PureBetaSM MSCI USA Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,023	$-	$1,021	$4,044
Money Market Funds	24,197	4,052	-	28,249
Total Investments	$27,220	$4,052	$1,021	$32,293
Invesco PureBetaSM US Aggregate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$9,437,544	$-	$9,437,544
U.S. Dollar Denominated Bonds & Notes	-	6,142,752	-	6,142,752
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	5,363,879	-	5,363,879
Asset-Backed Securities	-	423,935	-	423,935
Municipal Obligations	-	140,388	-	140,388
Money Market Funds	252,154	-	-	252,154
Total Investments	$252,154	$21,508,498	$-	$21,760,652